Other Receivable and Deposit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member]
Summary of Other Receivable and Deposit

The following is a summary of other receivables and deposit as of June 30, 2016 and December 31, 2015:

	2016	2015
Security deposit	$73,816	$191,518
Due from an individual shareholder	422,357	93,426
Due from related companies	-	104,071
Advances and loans	963,333	493,696
Other receivable and deposit	$1,459,506	$882,711

The following is a summary of other receivables and deposit as of December 31, 2015 and 2014:

	2015	2014
Security deposit	$191,518	$44,956
Due from an individual shareholder	93,426	3,854
Due from related companies	104,071	32,983
Advances and loans	493,696	884,817
Other receivable and deposit	$882,711	$966,610